Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted Average Life
Goodwill	$29,303	$—	$29,303	—
License (indefinite lived)	4,917	—	4,917	—
Plan member relationships	2,700	2,241	459	9 years
Other	1,050	516	534	2 — 10 years

	$37,970	$2,757	$35,213

	December 31, 2020
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted Average Life
Goodwill	$29,303	$—	$29,303	—
License (indefinite lived)	4,500	—	4,500	—
Plan member relationships	2,700	2,034	666	9 years
Other	633	457	176	2 — 10 years

	$37,136	$2,491	$34,645

Intangible assets consisted of the following as of December 31, 2020 and 2019:

	2020
	Gross Carrying Value	Amortization Accumulated	Net Carrying Value	Weighted Average Life
Goodwill	$29,303	$—	$29,303	—
License (indefinite lived)	4,500	—	4,500	—
Plan member relationships	2,700	(2,034)	666	9 years
Other	633	(457)	176	2—10 years

	$37,136	$(2,491)	$34,645

	2019
	Gross Carrying Value	Amortization Accumulated	Net Carrying Value	Weighted Average Life
Goodwill	$29,303	$—	$29,303	—
License (indefinite lived)	4,500	—	4,500	—
Plan member relationships	2,700	(1,759)	941	9 years
Other	633	(406)	227	2—10 years

	$37,136	$(2,165)	$34,971

Schedule of Estimated Amortization Expense Related to Intangible Assets
Estimated amortization expense relating to intangible assets for each of the next five years ending December 31, is as follows:

Remainder of 2021	$97
2022	386
2023	226
2024	82
2025	60
Thereafter	142

$993

Estimated amortization expense relating to intangible assets for each of the next five years ending December 31, is as follows:

2021	$327
2022	327
2023	166
2024	22

$842